1999 ANNUAL REPORT



CENTENNIAL
TAX EXEMPT
TRUST



JUNE 30, 1999

DEAR SHAREHOLDER:

In a year when the bond market was shaken by significant and far-reaching events, such as the collapse of the Japanese economy and the forced rescue of a major hedge fund, tax-exempt money market funds remained an island of stability. October 1998 recorded historic lows for the yields on 30-year U.S. Treasuries. However, even then, the primary concern for tax-exempt fund managers was not loss, but the dwindling supply of tax-exempt issues in a robust U.S. economy. With tax revenues at record highs and many municipalities posting a budget surplus, the need to issue new notes was greatly reduced. Although many of these municipalities have refinanced their old debt in order to take advantage of lower interest rates, the supply remains far below the demand for these issues.

Our strategy for managing the Trust in such an environment was to further extend the Trust's average maturities, from 30-60 days, into the 75-85 day range. By exchanging a percentage of our variable rate debt for fixed-rate, longer dated paper, we were able to lock in higher yields. As active managers we are always trying to find the balance between the optimal place for the maturity as well as to meet liquidity demand.

For the fiscal year that ended June 30, 1999, the Centennial Tax Exempt Trust produced a compounded annual yield of 2.61%. Without compounding, the corresponding yield was 2.58%. For investors in the 36% tax bracket this is equivalent to a taxable yield of 4.08% with compounding, and 4.03% without. On June 30, 1999, the seven-day annualized yields, with and without compounding, were 2.69% and 2.66%, respectively. It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. Government and there is no assurance the Trust will maintain a stable $1.00 share price.(1)

Although the Trust currently holds municipal securities issued by various states, with approximately 36% of the portfolio invested in New York, Texas and Georgia, it is important to note that the determining factor for selecting securities is not geography. In fact, the Trust invests in the following types of tax-exempt municipal securities, among others: variable rate demand notes, primarily notes backed by commercial banks that are payable on demand; put bonds that allow the Trust to redeem the issues at specified intervals before maturity and receive full face value; commercial paper, which includes short term obligations with maturities ranging from 2-270 days, issued


(1). Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

by top-rated borrowers and backed by bank letters of credit; and the general market notes, where we seek out individual tax-exempt securities that meet our standards for quality, yield and maturity. Ultimately the portfolio is compiled from all over the country. We also buy a number of insured issues. The insurance enables us to benefit from the superior rates of a long-term bond combined with many of the desirable features of a short-term bond.

Looking to the future, we intend to continue in the same fashion; balancing maturities while carefully monitoring market activity. On June 30, 1999 the Federal Reserve raised short-term interest rates in an attempt to stem the rapid growth of the U.S. economy. However, in our opinion, this move had already been factored in by the market and should have minimal effect on near-term prices. Although we continue to have some concern about the Y2K problem, the Federal Reserve has indicated that at year-end, it will allow selected banks to borrow at certain discount windows in order to guarantee liquidity. With U.S. financial institutions thus prepared, it may be that only our connections with international entities could create some disruption. In any case we will continue to invest conservatively, keeping in mind our shareholders' objectives of safety and liquidity.

Sincerely,


/s/ JAMES C. SWAIN

James C. Swain
Chairman
Centennial Tax Exempt Trust



/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
President
Centennial Tax Exempt Trust

July 22, 1999

STATEMENT OF INVESTMENTS June 30, 1999
Centennial Tax Exempt Trust

                                                                                            Face              Value
                                                                                           Amount           See Note 1
                                                                                        ------------     ---------------

SHORT-TERM TAX-EXEMPT OBLIGATIONS--108.1%
ARIZONA--2.1%
AZ HFAU RB, Blood Systems, Inc., 3.62%(1).............................................. $  8,795,000    $      8,795,000
Maricopa Cnty., AZ GORB, FGIC Insured, 6.25%, 7/1/99...................................    2,000,000           2,000,000
Phoenix, AZ Airport RRB, Series A, MBIA Insured, 5.40%, 7/1/99.........................    2,000,000           2,000,000
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, 1995 Series, 3.65%(1)...........   22,500,000          22,500,000
Tucson, AZ IDAU RB, Geronimo Building Renovation Project, 4%, 12/15/99(2)..............      965,000             965,000
                                                                                                        ----------------
                                                                                                              36,260,000
                                                                                                        ----------------
CALIFORNIA--9.3%
Anaheim, CA HAU MH RRB, Park Vista Apts., Series A, 3.75%(1)...........................    1,000,000           1,000,000
CA CDAU Apartment Development RRB, Whispering Winds Apts., Series D, 3.15%(1)..........    1,000,000           1,000,000
CA GOB, Tendered Option Certificates, Series 1998A, MBIA Insured, 3.65%(1)(3)..........    3,027,000           3,027,000
CA HEAU Student Loan RB, Series C, 3.40%(1)............................................    4,000,000           4,000,000
CA HFFAU RRB, Catholic West Project, Series C, MBIA Insured, 3.30%(1)..................    2,000,000           1,999,979
CA Municipal RB, Series SG89, MBIA Insured, 3.62%(1)...................................    7,425,000           7,425,000
CA School Cash Reserve Program Authority RB, Series A, 4%, 7/3/00......................   70,000,000          70,612,500
CA Statewide CDC RB, Fibrebond, Inc., 3.30%(1).........................................    1,310,000           1,309,988
Covina City, CA RA MH RRB, Shadowhills Apts., Inc., Series A, 3.55%(1).................    2,700,000           2,700,020
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 3.52%(1)......................    1,100,000           1,100,000
Los Angeles Cnty., CA Pension Obligation RB, Series B, AMBAC Insured, 3.25%(1).........    1,000,000           1,000,000
Los Angeles Cnty., CA Pension Obligation RRB, Series A, 3.25%(1).......................    2,000,000           2,000,000
Los Angeles, CA Airport RB, Series SG61, 3.64%(1)......................................    1,055,000           1,055,000
Los Angeles, CA TAN & RAN, 4%, 6/30/00.................................................   40,000,000          40,262,400
Modesto, CA Irrigation District FAU RB, Series SG66, 3.57%(1)..........................      500,000             500,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 3.75%(1)................................    3,000,000           2,999,999
Pittsburg, CA Mortgage Obligation RRB, Series A, 3.55%(1)..............................    4,470,000           4,470,000
Sacramento Cnty., CA RB, Trust REG D, Series A28, 3.30%(1).............................   11,300,000          11,300,000
San Bernardino Cnty., CA TAN & RAN, 4.50%, 9/30/99.....................................      500,000             501,912
San Diego, CA ABN AMRO Munitops Certificates, Series 1998-10, 3.60%(1)(3)..............    1,000,000           1,000,000
San Francisco, CA City & Cnty. Redevelopment FAU RRB, Yerba Buena Garden, 3.25%(1).....      315,000             315,000
Southern CA PAU RRB, Palo Verde Project, Series B, AMBAC Insured, 3.25%(1).............    2,400,000           2,400,000
Southern CA Public PAU RRB, Southern Transmission Project, AMBAC Insured, 3.25%(1).....    1,000,000           1,000,000
                                                                                                        ----------------
                                                                                                             162,978,798
                                                                                                        ----------------

Centennial Tax Exempt Trust

                                                                                             Face              Value
                                                                                            Amount           See Note 1
                                                                                         -----------      --------------
COLORADO--1.7%
Arapahoe Cnty., CO MH RRB, Hunters Run Rental Housing, 3.85%(1)........................  $25,600,000      $   25,600,000
Superior Metropolitan District No. 3, CO GOB, 3.62%(1).................................    5,000,000           5,000,000
                                                                                                          --------------
                                                                                                              30,600,000
                                                                                                          --------------
DELAWARE--1.1%
DE EDAU IDV RRB, Delaware CleanPower Project, Series A, 3.55%(1).......................    5,000,000           5,000,000
DE EDAU IDV RRB, Delaware CleanPower Project, Series C, 3.61%(1).......................    8,000,000           8,000,000
DE EDAU RB, Hospital Billing Project, Series A, BIG Insured, 3.55%(1)..................    5,200,000           5,200,000
DE Transportation Authority System RRB, Sr. Lien, AMBAC Insured, 5.25%, 7/1/99.........      900,000             900,000
                                                                                                          --------------
                                                                                                              19,100,000
                                                                                                          --------------
FLORIDA--7.2%
Dade Cnty., FL WSS RB, FGIC Insured, 3.40%, 4/1/00(2)..................................    9,900,000           9,900,000
Escambia Cnty., FL HFAU RRB, Florida Convertible Centers Project, Series A, 3.50%(1)...    1,150,000           1,150,000
FL BOE Capital Outlay Public Education Refunding Bonds, Series A, 3.75%(1).............   13,230,000          13,230,000
FL HFA MH RRB, Monterey Lake Project, 3.40%(1).........................................   19,965,000          19,965,000
FL TUAU RB, Prerefunded, 7.75%, 7/1/99(2)..............................................    1,250,000           1,275,000
FL TUAU RB, Series A, FGIC Insured, 3.10%, 7/1/99(2)...................................   14,850,000          14,850,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co., MBIA Insured, 3.25%, 1/15/00(2).....   17,795,000          17,795,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co., MBIA Insured, 3.25%, 1/15/00(2).....   17,795,000          17,795,000
Jacksonville, FL IDV RRB, Airport Hotel Project, 3.50%(1)..............................    3,000,000           3,000,000
Orange Cnty., FL Housing FAU MH RRB, Monterey Project, Series B, 3.75%(1)..............    4,665,000           4,665,000
Putnam Cnty., FL PC DAU RRB, Seminole Electric Co-op, Series D, 3.125%, 12/15/99(2)....   23,000,000          23,000,000
                                                                                                          --------------
                                                                                                             126,625,000
                                                                                                          --------------
GEORGIA--11.6%
Atlanta, GA Urban Residential FAU MH RB, New Community East Lake Project, 3.90%(1).....    2,000,000           2,000,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 3.65%(1)(3)...........................    9,400,000           9,400,000
Cobb Cnty., GA SDI RB, 3.50%, 12/31/99.................................................   14,650,000          14,673,119
Cobb Cnty., GA TAN, 3.25%, 12/31/99....................................................   20,900,000          20,922,465
Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 3.75%(1)...................    3,000,000           3,000,000
Fulton Cnty., GA DAU RB, Lovett School Project, 3.75%(1)...............................    3,000,000           3,000,000
Fulton Cnty., GA DAU RB, Robert W. Woodruff Arts Project, 3.75%(1).....................    2,000,000           2,000,000
Fulton Cnty., GA General Fund TAN, 3.25%, 12/31/99.....................................   77,000,000          77,065,198
GA GOB, Series 1995B, 3.69%(1).........................................................   11,880,000          11,880,000

Centennial Tax Exempt Trust

                                                                                            Face               Value
                                                                                           Amount            See Note 1
                                                                                         -----------      --------------
GEORGIA (CONTINUED)
Gainesville, GA RA RB, Riverside Military Academy, 3.65%(1)............................  $10,000,000      $   10,000,000
Gwinnett Cnty., GA SDI Construction Sales Tax Nts., 3.50%, 12/31/99....................   25,000,000          25,073,281
Roswell, GA HAU MH RRB, Oxford Project, 3.60%(1).......................................   23,610,000          23,610,000
                                                                                                          --------------
                                                                                                             202,624,063
                                                                                                          --------------
IDAHO--0.1%
Custer Cnty., ID IDV SWD RB, Hecla Mining Co. Project, 3.95%(1)........................    1,000,000           1,000,000
                                                                                                          --------------
ILLINOIS--4.7%
Chicago, IL ABN AMRO Munitops Certificates, Trust 1998-3, 3.75%(1)(3)..................    8,735,000           8,735,000
Chicago, IL Lakefront Millennium Parking Facilities RB, 3.15%, 10/1/99(2)..............   22,495,000          22,495,000
Chicago, IL Metropolitan Reclamation Water District GOB, Greater
   Chicago Capital Improvements, 6.80%, 1/1/00(2)......................................    5,200,000           5,398,999
Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 3.10%(1).....................    2,300,000           2,300,000
IL Development FAU RB, Metropolitan Family Services, 3.415%(1).........................    8,700,000           8,700,000
IL HFAU RB, Lake Forest Hospital Project, 3.875%(1)....................................   10,565,000          10,565,000
IL HFAU RRB, The Carle Foundation, Series B, 3.20%(1)..................................    5,100,000           5,100,000
IL IDAU RRB, SuperValu Stores, Inc. Project, 3.55%(1)..................................    5,000,000           5,000,000
IL Student Assistance Commission Student Loan RB, Series A, 3.60%(1)...................   10,000,000          10,000,000
West Chicago, IL IDV RRB, Liquid Container Project, 3.65%(1)...........................    3,810,000           3,810,000
                                                                                                          --------------
                                                                                                              82,103,999
                                                                                                          --------------
INDIANA--7.1%
Dyer, IN HCF RRB, Regency Place, Series A-1, 3.77%(1)..................................    3,270,000           3,270,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 3.77%(1).............................    3,110,000           3,110,000
IN Bank Bonds, Advance Funding Program, Series A-2, 3.50%, 1/19/00.....................   45,000,000          45,128,451
IN MPA RB, Power Supply System, MBIA Insured, 3.69%(1).................................   13,600,000          13,600,000
Indianapolis, IN HCF RRB, Health Quest, Series A, 3.77%(1).............................    3,915,000           3,915,000
Indianapolis, IN Local Public Improvement Bank Bonds, Series A, 4%, 1/10/00............   11,250,000          11,293,740
Indianapolis, IN Local Public Improvement Revenue Nts., Series F, 3.50%, 7/12/99.......   14,025,000          14,027,281
Indianapolis, IN MH RB, Camby Housing Partners Project, 3.75%(1).......................    5,400,000           5,400,000
Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 3.60%(1)...........    2,810,000           2,810,000
Merrillville, IN HCF RRB, Southlake, Series A-1, 3.77%(1)..............................    3,995,000           3,995,000
Rockport, IN PC RRB, Indiana & Michigan Electric Co. Project, Series A, 3.55%(1).......   13,000,000          13,000,000
South Bend, IN HCF RRB, Fountainview, Series A-1, 3.77%(1).............................    3,095,000           3,095,000
St. Joseph Cnty., IN Industrial Educational Facilities RB, Holy Cross College, 3.60%(1)    1,130,000           1,130,000
                                                                                                          --------------
                                                                                                             123,774,472
                                                                                                          --------------

Centennial Tax Exempt Trust

                                                                                            Face              Value
                                                                                           Amount           See Note 1
                                                                                         -----------    ----------------
IOWA--1.0%
IA School Cash Anticipation Program Warrant Certificates, Series B,
   FSA Insured, 3.50%, 1/28/00.........................................................  $16,740,000    $     16,789,802
                                                                                                        ----------------
KANSAS--1.5%
Burlington, KS Environmental Improvement RRB, K C Power & Light
   Co. Project, Series B, 3.60%(1).....................................................   19,800,000          19,800,000
Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 3.65%(1)..................    6,000,000           6,000,000
Ottawa, KS IDV RB, Laich Industries Project, 3.75%(1)..................................      525,000             525,000
                                                                                                        ----------------
                                                                                                              26,325,000
                                                                                                        ----------------
KENTUCKY--2.7%
Jamestown, KY Industrial Building RB, Union Underwear Co., 3.75%(1)....................    1,000,000           1,000,000
KY Asset/Liability Commission General Fund TAN & RAN, Series A, 4.25%, 6/28/00.........   30,000,000          30,255,000
Mayfield, KY Multi-City Lease RB, Kentucky League of Cities Funding Trust, 3.60%(1)....   15,200,000          15,200,000
                                                                                                        ----------------
                                                                                                              46,455,000
                                                                                                        ----------------
MARYLAND--1.0%
Anne Arundel Cnty., MD ED RB, West Capitol, Series A, 3.65%(1).........................    6,000,000           6,000,000
MD Department of Transportation RB, Prerefunded, Second Issue, 6.80%, 11/1/99(2).......    3,155,000           3,256,962
MD Health & HEFAU RB, Mercy Medical Center, Prerefunded, 8%, 7/1/99(2).................    6,500,000           6,630,000
MD Health & HEFAU RB, University of Maryland Pooled Loan
   Program, Series B, 3.20%(1).........................................................      985,000             985,000
                                                                                                        ----------------
                                                                                                              16,871,962
                                                                                                        ----------------
MASSACHUSETTS--3.3%
MA CMWLTH General Obligation Consolidation Loan, 3.25%, 1/15/00(2).....................   15,245,000          15,245,000
MA GOB, 3.15%, 10/1/99(2)..............................................................   20,800,000          20,800,000
MA Health & Education FA RRB, Boston University, Series H, 3%, 8/25/99(2)..............   22,500,000          22,500,000
                                                                                                        ----------------
                                                                                                              58,545,000
                                                                                                        ----------------
MICHIGAN--0.7%
Madison Heights, MI ED RB, Red Roof Inns Project, 3.40%(1).............................    1,000,000           1,000,000
MI Hospital FAU RRB, Mount Clemens General Hospital, 3.40%(1)..........................    9,220,000           9,220,000
MI Job DAU RB, East Lansing Residence Associates Project, 3.50%(1).....................    1,900,000           1,900,000
                                                                                                        ----------------
                                                                                                              12,120,000
                                                                                                        ----------------

Centennial Tax Exempt Trust

                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                        ------------   -----------------
MINNESOTA--1.9%
Blaine, MN IDV RRB, SuperValu Stores, Inc. Project, 3.70%(1)........................... $  5,500,000   $       5,500,000
Burnsville, MN CD RB, SuperValu Stores, Inc. Project, Series 83, 3.70%(1)..............    5,500,000           5,500,000
Maplewood, MN CD RRB, 5.27%(1).........................................................      105,000             105,000
Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 3.45%(1)......................    2,750,000           2,750,000
New Ulm, MN Hospital Facilities RB, Health Center Systems, 3.75%(1)....................    2,200,000           2,200,000
North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys.
   Hospital Health Center, 3.75%(1)....................................................    3,300,000           3,300,000
St. Paul, MN Housing & Redevelopment Authority RB, Science
   Museum of Minnesota, Series B, 3.75%(1).............................................    3,200,000           3,200,000
St. Paul, MN POAU Tax Increment RB, Westgate Office & Industrial
   Center Project, 3.60%(1)............................................................   10,300,000          10,300,000
                                                                                                       -----------------
                                                                                                              32,855,000
                                                                                                       -----------------
NEVADA--1.2%
NV Municipal Securities Trust Receipts, Series SG 114, 3.77%(1)........................   20,350,000          20,350,000
                                                                                                       -----------------
NEW HAMPSHIRE--1.4%
NH Business FAU PC RRB, Series 1990-A, 3.25%, 8/2/99(2)................................   25,000,000          25,000,000
                                                                                                       -----------------
NEW JERSEY--0.1%
Passaic Valley, NJ Water Commission RB, Sub-System, Series A, 4%, 11/16/99.............    2,000,000           2,006,403
                                                                                                       -----------------
NEW MEXICO--1.5%
Albuquerque, NM Gross Receipts Tax RRB, MBIA Insured, 5%, 7/1/99.......................    2,445,000           2,445,000
Farmington, NM PC RB, 3.25%, 4/6/00(2).................................................   24,000,000          24,000,000
                                                                                                       -----------------
                                                                                                              26,445,000
                                                                                                       -----------------
NEW YORK--12.8%
Buffalo, NY RAN, Series A, 3.75%, 7/27/99..............................................      500,000             500,263
Erie Cnty., NY RAN, 4%, 10/13/99.......................................................    7,800,000           7,821,573
Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project, 3.65%(1)........................      600,000             600,000
L.I., NY PAU RB, 3.15%, 7/22/99(2).....................................................   34,000,000          34,000,000
L.I., NY PAU RB, 3.15%, 8/23/99(2).....................................................   10,000,000          10,000,000
NYC Health & Hospital Corp. RB, Series D, 3.30%(1).....................................    1,500,000           1,500,000
NYC MTAU Dedicated Tax Fund RB, FGIC Insured, 4%, 4/1/00...............................    3,640,000           3,662,909
NYC Municipal Assistance Corp. RRB, Series G, 4.10%, 7/1/99............................   10,000,000          10,000,000
NYC Trust Cultural Resource RRB, American Museum of Natural
   History, Series A, MBIA Insured, 3.10%(1)...........................................    1,000,000          1,000,000

Centennial Tax Exempt Trust


                                                                                             Face              Value
                                                                                            Amount           See Note 1
                                                                                          ----------       -------------
NEW YORK (CONTINUED)
NYS DA COP, Rockefeller University, 3.65%(1)...........................................  $   500,000       $     500,012
NYS ERDAUPC RB, NYS Electric & Gas Corp., Series B, 3.20%, 10/15/99(2).................      700,000             700,000
NYS ERDAUPC RB, NYS Electric & Gas Corp., Series D, 3%, 12/1/99(2).....................    2,500,000           2,500,000
NYS HFA RB, Normandie Court I Project, 3.20%(1)........................................    1,010,000           1,010,000
NYS HFA RB, Saxony Housing, Series A, 3.30%(1).........................................    1,500,000           1,500,000
NYS LGAC RB, Series SG100, MBIA Insured, 3.77%, 10/1/99(2).............................   10,420,000          10,420,000
NYS LGAC RB, Series SG99, MBIA Insured, 3.77%, 10/1/99(2)..............................   29,195,000          29,195,000
NYS MAG RB, Series PT217, 3.30%, 10/1/99(2)............................................    3,200,000           3,200,000
NYS MCFFA RB, St. Luke's Hospital Center Mortgage., Prerefunded,
   Series B, 7.45%, 2/15/00............................................................    1,000,000           1,048,427
NYS PAU RB, Series SG4, 3.77%(1).......................................................    3,195,000           3,195,001
NYS TBTAU Beneficial Interest COP, MBIA Insured, 3.35%, 7/15/99(2).....................    3,300,000           3,300,000
NYS TBTAU RB, Series SG-41, 2.95%, 11/10/99(2).........................................    5,000,000           5,000,000
NYS UDC RB, Correctional Capital Facilities, Prerefunded, Series 1,
   FSA Insured, 7.50%, 1/1/00(2).......................................................    1,000,000           1,041,454
NYS Urban Empire Development Corp. RB, Series A, 3.65%(1)..............................   10,255,000          10,255,000
PAUNYNJ SPO Bonds, Series SG94, 3.82%(1)...............................................      600,000             600,006
Suffolk Cnty., NY TAN, Series II, 3.50%, 8/12/99.......................................   48,000,000          48,027,102
Suffolk Cnty., NY TAN, Series II, 4%, 9/9/99...........................................   33,000,000          33,039,765
                                                                                                           -------------
                                                                                                             223,616,512
                                                                                                           -------------
OHIO--0.9%
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.20%, 12/15/99(2)..................    3,625,000           3,625,000
Marion Cnty., OH Hospital RB, Pooled Lease Program, 3.62%(1)...........................    5,985,000           5,985,000
Miami Valley, OH Tax-Exempt Mtg. Trust RB, Series 86, 4.88%, 10/15/99(2)...............    2,620,000           2,620,000
Scioto Cnty., OH HCF RB, Hill View Retirement Center, 3.25%, 12/1/99(2)................    2,675,000           2,675,000
Warren Cnty., OH IDV RRB, Liquid Container Project, 3.65%(1)...........................    1,670,000           1,670,000
                                                                                                           -------------
                                                                                                              16,575,000
                                                                                                           -------------
OKLAHOMA--0.7%
Cleveland Cnty., OK Public Facilities RB, Hunt Development Project,
   Series A, 3.40%(1)..................................................................    1,000,000           1,000,000
Creek Cnty., OK IDV RRB, Indiana Glass, 3.25%, 12/1/99(2)..............................    1,795,000           1,795,000
OK Industrial Authority RB, Casady School Project, 3.62%(1)............................    6,405,000           6,405,000
Tulsa, OK IDAU RB, Indian Health Care Project, 3.62%(1)................................    3,100,000           3,100,000
                                                                                                           -------------
                                                                                                              12,300,000
                                                                                                           -------------

Centennial Tax Exempt Trust

                                                                                             Face             Value
                                                                                            Amount         See Note 1
                                                                                         -----------    ----------------
OREGON--0.8%
Hillsboro, OR RB, Oregon Graduate Institute, 3.65%(1)..................................  $ 6,100,000    $      6,100,000
OR Economic & IDV Commission RB, Eagle-Picher Industries Project, 3.75%(1).............    3,600,000           3,600,000
OR Housing & Community Services Department Mtg. RB, SFM
   Program, Series C, 3.15%, 4/13/00(2)................................................    4,615,000           4,615,000
                                                                                                        ----------------
                                                                                                              14,315,000
                                                                                                        ----------------
PENNSYLVANIA--1.7%
Butler Cnty., PA IDAU RRB, Lutheran Welfare, Series A, 2.95%, 11/1/99(2)...............    6,185,000           6,185,000
Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 3.65%(1)......................    2,920,000           2,920,000
Montgomery Cnty., PA IDAU RB, Quaker Chemical Corp. Project, 3.35%(1)..................    1,600,000           1,600,000
PA HEFAU RB, Assn. Independent Colleges & Universities, Series C1, 4%, 11/1/99(2)......    1,700,000           1,705,588
PA HEFAU RB, Assn. Independent Colleges & Universities, Series C2, 4%, 11/1/99(2)......    4,500,000           4,514,792
PA HEFAU RB, Assn. Independent Colleges & Universities, Series C6, 4%, 11/1/99(2)......    3,000,000           3,009,862
PA HEFAU RB, CICU Financing Program, Series B1, 2.95%, 11/1/99(2)......................    2,900,000           2,900,000
PA HEFAU RB, CICU Financing Program, Series B4, 2.95%, 11/1/99(2)......................    2,500,000           2,500,000
PA HEFAU RB, CICU Financing Program, Series B6, 2.95%, 11/1/99(2)......................    2,000,000           2,000,000
PA HEFAU RB, CICU Financing Program, Series B8, 2.95%, 11/1/99(2)......................    2,950,000           2,950,000
                                                                                                        ----------------
                                                                                                              30,285,242
                                                                                                        ----------------
SOUTH CAROLINA--0.8%
SC Public Service Authority RB, Series 182, MBIA Insured, 3.69%(1).....................   14,850,000          14,850,000
                                                                                                        ----------------
SOUTH DAKOTA--1.9%
Grant Cnty., SD PC RRB, Otter Tail Power Co. Project, 3.70%(1).........................   10,400,000          10,400,000
SD Health & Educational Facilities RB, Sioux Valley Hospital Issue, 3.70%(1)...........   21,400,000          21,400,000
Yankton, SD IDV RB, Kolber-Pioneer, Inc. Project, 3.75%(1).............................    2,000,000           2,000,000
                                                                                                        ----------------
                                                                                                              33,800,000
                                                                                                        ----------------
TENNESSEE--4.4%
Clarksville, TN Public Building Authority RB, Pooled Financing-
   Tennessee Municipal Bond Fund, 3.80%(1).............................................    9,500,000           9,500,000
Clarksville, TN Public Building Authority RB, Tennessee Municipal
   Bond Fund, 3.25%(1).................................................................   41,000,000          41,000,000
Fayetteville & Lincoln, TN IDV Board RB, V.A.W. of America, 3.95%(1)...................    2,000,000           2,000,000
Knox Cnty., TN IDV Board RB, Weisgarber Partners, FGIC Insured, 3.40%(1)...............    3,000,000           3,000,000

Centennial Tax Exempt Trust

                                                                                             Face             Value
                                                                                            Amount         See Note 1
                                                                                         -----------    ----------------
TENNESSEE (CONTINUED)
Montgomery Cnty., TN Public Building Authority RB, Tennessee
   County Loan, 3.80%(1)...............................................................  $17,000,000    $     17,000,000
Sevier Cnty., TN Public Building Authority RB, Local Government
   Public Improvements-III-D-6, AMBAC Insured, 3.65%(1)................................    5,000,000           5,000,000
                                                                                                        ----------------
                                                                                                              77,500,000
                                                                                                        ----------------
TEXAS--13.2%
Austin, TX RRB, Prerefunded, Series B, 7%, 9/1/99(2)...................................    1,000,000           1,006,039
Dallas, TX Waterworks & Sewer ABN AMRO Munitops Certificates,
   Series 1998-19, 3.20%(1)............................................................    8,000,000           8,000,000
De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 3.65%(1)..............    7,150,000           7,150,000
Greater East TX HEAU RRB, Student Loans, Series A, 3.15%, 5/1/00(2)....................    9,000,000           9,000,000
Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC Insured, 3.77%(1).......    7,475,000           7,475,000
Harris Cnty., TX Toll Road COP, 3.40%(1)...............................................    9,900,000           9,900,000
Hockley Cnty., TX IDV Corp. PC RB, Amoco/Standard Oil Co. Project,
   2.90%, 9/1/99(2)....................................................................   28,750,000          28,750,000
Houston, TX WSS RB, Series SG120, 3.77%(1).............................................   37,600,000          37,600,000
San Antonio, TX Electric & Gas RRB, Series G-101, 3.77%(1).............................   20,000,000          20,000,000
San Antonio, TX Electric & Gas RRB, Series SG105, 3.47%(1).............................   20,000,000          20,000,000
TX Gulf Coast Waste Disposal Authority Environmental Improvement
   RB, Amoco Oil Co. Project, 2.90%, 9/1/99(2).........................................    7,000,000           7,000,000
TX Gulf Coast Waste Disposal Authority RRB, Armco, Inc. Project, 3.65%(1)..............    6,000,000           6,000,000
TX TAN & RAN, 4.50%, 8/31/99...........................................................   48,000,000          48,115,357
TX TUAU RB, Dallas Northtollway, Series SG70, 3.77%(1).................................   15,325,000          15,325,000
Yoakum Cnty., TX IDV PC RB, Amoco Project, 3.15%, 11/1/99(2)...........................    5,265,000           5,265,000
                                                                                                        ----------------
                                                                                                             230,586,396
                                                                                                        ----------------
UTAH--3.9%
UT HFA MH RRB, Candlestick Apts. Project, 3.60%(1).....................................    6,400,000           6,400,000
UT Intermountain Power Agency RRB, Series E, AMBAC Insured, 3.125%, 9/15/99(2).........   24,000,000          24,000,000
UT Intermountain Power Agency RRB, Series F, AMBAC Insured, 3.10%, 9/15/99(2)..........   37,700,000          37,700,000
                                                                                                        ----------------
                                                                                                              68,100,000
                                                                                                        ----------------
VIRGINIA--0.2%
Henry Cnty., VA IDAU RB, Amfibe, Inc. Project, 3.90%(1)................................    2,900,000           2,900,000
                                                                                                        ----------------

Centennial Tax Exempt Trust

                                                                                             Face              Value
                                                                                            Amount          See Note 1
                                                                                         -----------      --------------
WASHINGTON--2.4%
Port Longview, WA IDV RB, Longview Fibre Co. Project, 3.75%(1).........................  $ 5,000,000        $  5,000,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 1, 3.80%(1).............      910,000             910,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 2, 3.80%(1).............    1,620,000           1,620,000
Seattle, WA IDV Corp. RB, 3.70%(1).....................................................    4,050,000           4,050,000
WA GORB, Series 1995C, 3.69%(1)........................................................   13,710,000          13,710,000
WA GORB, Series 1995C, AT-8 & R-95B, 5.50%, 7/1/99.....................................    2,000,000           2,000,000
WA GORB, Series R-94A, 4.40%, 8/1/99...................................................   10,000,000          10,007,838
WA PP Supply System RRB, Nuclear Project No. 1, Prerefunded,
   Series A, 7.50%, 7/1/99(2)..........................................................    4,650,000           4,743,000
                                                                                                          --------------
                                                                                                              42,040,838
                                                                                                          --------------
WISCONSIN--0.3%
WI Transportation RB, Prerefunded, Series A, 6.25%, 7/1/99(2)..........................    5,000,000           5,100,000
                                                                                                          ---------------
DISTRICT OF COLUMBIA--0.6%
DC HFA MH RB, Tyler House Trust Certificates Partnership A, 3.717%(1)..................   10,800,000          10,800,000
                                                                                                          --------------
U.S. POSSESSIONS--2.3%
Greystone Tax Exempt Certificates RB, Trust 1998-1, Sr. Certificate
   Beneficial Ownership, 3.78%(1)......................................................   30,800,000          30,800,000
PR CMWLTH TAN & RAN, 3.50%, 7/30/99....................................................    9,500,000           9,504,841
                                                                                                          --------------
                                                                                                              40,304,841
                                                                                                          --------------
Total Investments, at Value............................................................        108.1%      1,891,903,328
                                                                                                          --------------
Liabilities in Excess of Other Assets..................................................         (8.1)       (142,422,073)
                                                                                         ------------     --------------
Net Assets.............................................................................        100.0%     $1,749,481,255
                                                                                         ===========      ==============

Centennial Tax Exempt Trust

To simplify the listings of securities, abbreviations are used per the table below:

BOE--Board of Education                                 IDV--Industrial Development
CD--Commercial Development                              LGAC--Local Government Assistance Corp.
CDAU--Communities Development Authority                 MAG--Mtg. Agency
CDC--Community Development Corp.                        MCFFA--Medical Care Facilities Finance Agency
CMWLTH--Commonwealth                                    MH--Multifamily Housing
COP--Certificates of Participation                      MPA--Municipal Power Agency
DA--Dormitory Authority                                 MTAU--Metropolitan Transportation Authority
DAU--Development Authority                              NYC--New York City
ED--Economic Development                                NYS--New York State
EDAU--Economic Development Authority                    PAU--Power Authority
ERDAUPC--Energy Research & Development Authority        PAUNYNJ--Port Authority of New York & New Jersey
         Pollution Control                              PC--Pollution Control
FA--Facilities Authority                                POAU--Port Authority
FAU--Finance Authority                                  PP--Public Power
GOB--General Obligation Bonds                           RA--Redevelopment Agency
GORB--General Obligation Refunding Bonds                RAN--Revenue Anticipation Nts.
HA--Hospital Authority                                  RB--Revenue Bonds
HAU--Housing Authority                                  RRB--Revenue Refunding Bonds
HCF--Health Care Facilities                             SDI--School District
HEAU--Higher Education Authority                        SFM--Single Family Mtg.
HEFAU--Higher Educational Facilities Authority          SPO--Special Obligations
HFA--Housing Finance Agency                             SWD--Solid Waste Disposal
HFAU--Health Facilities Authority                       TAN--Tax Anticipation Nts.
HFFAU--Health Facilities Finance Authority              TBTAU--Triborough Bridge & Tunnel Authority
IDA--Industrial Development Agency                      TUAU--Turnpike Authority
IDAU--Industrial Development Authority                  WSS--Water Sewer System

1. Floating or variable rate obligation maturity in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1999. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Put obligation redeemable at full face value on the date reported.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,162,000 or 1.27% of the Trust's net assets as of June 30, 1999.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 1999
Centennial Tax Exempt Trust

ASSETS
Investments, at value--see accompanying statement ....................................................    $1,891,903,328
Receivables and other assets:
  Shares of beneficial interest sold..................................................................        17,240,098
  Interest ...........................................................................................        17,122,132
  Investments sold ...................................................................................         7,143,021
  Other ..............................................................................................           116,445
                                                                                                          --------------
    Total assets......................................................................................     1,933,525,024
                                                                                                          --------------

LIABILITIES
Bank overdraft .......................................................................................         5,010,342
Payables and other liabilities:
  Investments purchased...............................................................................       141,147,608
  Shares of beneficial interest redeemed .............................................................        35,849,075
  Dividends...........................................................................................         1,651,504
  Service plan fees ..................................................................................           178,779
  Transfer and shareholder servicing agent fees.......................................................            89,937
  Shareholder reports ................................................................................            78,444
  Other ..............................................................................................            38,080
                                                                                                          --------------
    Total liabilities.................................................................................       184,043,769
                                                                                                          --------------

NET ASSETS  ..........................................................................................    $1,749,481,255
                                                                                                          ==============

COMPOSITION OF NET ASSETS
Paid-in capital.......................................................................................    $1,749,961,465
Accumulated net realized loss on investment transactions .............................................          (480,210)
                                                                                                          --------------

NET ASSETS--applicable to 1,749,977,433 shares of
   beneficial interest outstanding  ..................................................................    $1,749,481,255
                                                                                                          ==============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE .......................................             $1.00


See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 1999
Centennial Tax Exempt Trust

INVESTMENT INCOME--Interest ............................................................................     $61,856,853
                                                                                                             -----------

EXPENSES
Management fees--Note 3 ................................................................................       7,950,188
Service plan fees--Note 3 ..............................................................................       3,773,272
Transfer and shareholder servicing agent fees--Note 3 ..................................................         817,705
Custodian fees and expenses ............................................................................         237,108
Shareholder reports ....................................................................................         131,295
Registration and filing fees ...........................................................................         112,318
Legal, auditing and other professional fees ............................................................          41,810
Trustees' compensation .................................................................................          21,655
Other ..................................................................................................          22,770
                                                                                                             -----------
  Total expenses .......................................................................................      13,108,121

    Less expenses paid indirectly--Note 1...............................................................        (136,809)
                                                                                                             -----------
  Net expenses .........................................................................................      12,971,312
                                                                                                             -----------
NET INVESTMENT INCOME ..................................................................................      48,885,541
                                                                                                             -----------
NET REALIZED GAIN ON INVESTMENTS .......................................................................         102,645
                                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................     $48,988,186
                                                                                                             ===========

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         Year Ended June 30,
                                                                              ------------------------------------------
                                                                                     1999                     1998
                                                                              ------------------        ----------------
OPERATIONS
Net investment income  ...................................................        $   48,885,541          $   56,209,459
Net realized gain (loss)  ................................................               102,645                (569,188)
                                                                                  --------------          --------------
Net increase in net assets resulting from operations .....................            48,988,186              55,640,271
                                                                                  --------------          --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ..............................           (48,885,541)            (56,328,253)
                                                                                  --------------          --------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
   beneficial interest transactions--Note 2 ..............................           (79,607,151)            180,927,614
                                                                                  --------------          --------------
NET ASSETS
Total increase (decrease) ................................................           (79,504,506)            180,239,632
Beginning of period ......................................................         1,828,985,761           1,648,746,129
                                                                                  --------------          --------------
End of period ............................................................        $1,749,481,255          $1,828,985,761
                                                                                  ==============          ==============


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust

                                                                                        Year Ended June 30,
                                                                     ---------------------------------------------------
                                                                      1999        1998        1997       1996      1995
                                                                     ------      ------      ------     ------    ------
PER SHARE OPERATING DATA
Net asset value, beginning of period  ...........................    $ 1.00      $ 1.00      $ 1.00     $ 1.00    $ 1.00
Income from investment operations--
   net investment income and net
   realized gain ................................................       .03         .03         .03        .03       .03
Dividends and distributions to shareholders .....................      (.03)       (.03)       (.03)      (.03)     (.03)
                                                                     ------      ------      ------     ------    ------
Net asset value, end of period  .................................    $ 1.00      $ 1.00      $ 1.00     $ 1.00    $ 1.00
                                                                     ======      ======      ======     ======    ======
TOTAL RETURN(1)  ................................................      2.61%       3.12%       3.01%      3.16%     3.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)  ........................    $1,749      $1,829      $1,649     $1,426    $1,315
Average net assets (in millions).................................    $1,896      $1,832      $1,591     $1,473    $1,217
Ratios to average net assets:(2)
Net investment income  ..........................................      2.58%       3.07%       2.95%      3.12%     3.13%
Expenses(3)......................................................      0.69%       0.69%       0.72%      0.72%     0.73%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods less than one full year.

3. The expense ratio reflects the effect of expenses paid indirectly by the Trust.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial Tax Exempt Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 1999, the Trust had available for federal income tax purposes an unused capital loss carryover of approximately $467,000, which expires between 2006 and 2007.

Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Tax Exempt Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                     Year Ended June 30, 1999             Year Ended June 30, 1998
                                ---------------------------------     --------------------------------
                                     Shares            Amount             Shares            Amount
                                --------------   ----------------     -------------    ---------------
Sold ........................    5,631,707,953    $ 5,631,707,953     5,609,068,596    $ 5,609,068,596

Dividends and distributions
  reinvested ................       48,085,400         48,085,400        55,170,917         55,170,917

Redeemed.....................   (5,759,400,504)    (5,759,400,504)   (5,483,311,899)    (5,483,311,899)
                                --------------    ---------------    --------------    ---------------

  Net increase (decrease)....      (79,607,151)   $   (79,607,151)      180,927,614    $   180,927,614
                                ==============    ===============    ==============    ===============

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.40% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.35% of the next $500 million of net assets and 0.325% of net assets in excess of $2 billion. Furthermore, under the Trust's Agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates, but in no event shall the annual fee be less than $0. The Trust's management fee for the year ended June 30, 1999 was 0.42% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the year ended June 30, 1999, the Trust paid $16,878 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

INDEPENDENT AUDITORS' REPORT
Centennial Tax Exempt Trust

The Board of Trustees and Shareholders of Centennial Tax Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial Tax Exempt Trust as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1999 and 1998, and the financial highlights for the period July 1, 1994 to June 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 1999

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial Tax Exempt Trust

In early 2000, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1999. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended June 30, 1999 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

CENTENNIAL TAX EXEMPT TRUST
              Officers and Trustees
              James C. Swain, Chairman and
                 Chief Executive Officer
              Bridget A. Macaskill, Trustee and President
              Robert G. Avis, Trustee
              William A. Baker, Trustee
              George C. Bowen, Trustee
              Jon S. Fossel, Trustee
              Sam Freedman, Trustee
              Raymond J. Kalinowski, Trustee
              C. Howard Kast, Trustee
              Robert M. Kirchner, Trustee
              Ned M. Steel, Trustee
              Michael J. Carbuto, Vice President
              Andrew J. Donohue, Vice President and Secretary
              Brian W. Wixted, Vice President and Treasurer
              Robert G. Zack, Assistant Secretary
              Robert J. Bishop, Assistant Treasurer
              Scott T. Farrar, Assistant Treasurer

              Investment Advisor and Distributor
              Centennial Asset Management Corporation

              Transfer and Shareholder Servicing Agent
              Shareholder Services, Inc.

              Custodian of Portfolio Securities
              Citibank, N.A.

              Independent Auditors
              Deloitte & Touche LLP

              Legal Counsel
              Myer, Swanson, Adams & Wolf, P.C.

              This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

              For shareholder servicing, call:
              1-800-525-9310 (in U.S.)
              303-671-3200 (outside U.S.)

              Or write:
              Shareholder Services, Inc.
              P.O. Box 5143
              Denver, CO 80217-5143



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